Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenues	$ 690	$ 269
Operating expenses:
Research and development	23,384	29,193	27,830
General and administrative expenses	13,015	10,380	11,294
Foreign currency losses (gains)	(699)	957	(234)
Total operating expenses	35,700	40,530	38,890
Loss from operations	(35,010)	(40,261)	(38,890)
Other income, net:
Interest income	6	78	379
Interest expense			(3)
Other income	4,496	6,883	6,378
Change in fair value of contingent consideration payable		2,967	(465)
Total other income, net	4,502	9,928	6,289
Net loss before income tax benefit	(30,508)	(30,333)	(32,601)
Income tax benefit	13
Net loss	(30,495)	(30,333)	(32,601)
Other comprehensive income
Foreign currency translation adjustment	1,566	1,113	(3,995)
Comprehensive loss	$ (28,929)	$ (29,220)	$ (36,596)
Net loss per common share, basic and diluted	$ (0.27)	$ (0.46)	$ (0.50)
Weighted-average number of common shares used in computing basic and diluted net loss per common share	114,149,743	65,493,842	65,493,842